Intangible assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		R$ 36,503,834				R$ 32,325,447
Additions		75,400		R$ 172,961		411,285
Transfer of contract assets		5,179,364		4,181,263		3,688,414
Transfers		(4,751)		370		2,991
Write-offs and disposals		(9,054)		(27,078)		(16,313)
Amortization		(2,423,922)		(2,229,257)		(2,006,249)
Intangible assets, ending		39,320,871		36,503,834
Intangible assets, beginning		36,503,834		34,405,575
Intangible assets, ending		39,320,871		36,503,834		34,405,575
Right of use		574,517		626,427
Contract renewal
Leases Related To Concession Agreements And Program Contract [Member]
IfrsStatementLineItems [Line Items]
Right of use		222,572		245,681		269,561		R$ 292,824
Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Right of use		54,356		65,012		76,454		87,266
Program Contracts [Member]
IfrsStatementLineItems [Line Items]
Right of use		168,216		180,669		193,107		R$ 205,558
Agreements Equity Value [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	[1]	491,057
Additions			[1]		[2]	1	[3]
Transfer of contract assets		27,166	[1]	24,656	[2]	47,154	[3]
Transfers		(144)	[1]	467	[2]	1,440	[3]
Write-offs and disposals		(115)	[1]	(148)	[2]	(858)	[3]
Amortization		(18,638)	[1]	(17,693)	[2]	(26,985)	[3]
Intangible assets, ending	[1]	499,326		491,057
Intangible assets, beginning	[2]	491,057		483,775	[3]
Intangible assets, ending	[2]			491,057		483,775	[3]
Contract renewal	[3]					(1,031,830)
Agreements Economic Value [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		681,441				712,852
Additions		13
Transfer of contract assets		48,428		52,275		113,320
Transfers		33,576		(14)		(1,403)
Write-offs and disposals		(9)		(242)		(42)
Amortization		(111,410)		(105,243)		(90,062)
Intangible assets, ending		652,039		681,441
Intangible assets, beginning		681,441		734,665
Intangible assets, ending		652,039		681,441		734,665
Contract renewal
Program Contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	[3]					13,819,700
Additions		6,635	[1]	17,690	[2]	303,472	[3]
Transfer of contract assets		2,132,675	[1]	1,640,733	[2]	2,075,268	[3]
Transfers		2,944	[1]	13,744	[2]	(51,570)	[3]
Write-offs and disposals		(2,800)	[1]	(8,840)	[2]	(5,423)	[3]
Amortization		(954,016)	[1]	(871,613)	[2]	(812,970)	[3]
Intangible assets, beginning	[2]	17,152,021	[1]	16,360,307	[3]
Intangible assets, ending		18,337,459	[1]	17,152,021	[1],[2]	16,360,307	[2],[3]
Contract renewal	[3]					1,031,830
Program Contracts Commitments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning						1,364,875
Additions						58,323
Transfer of contract assets
Transfers
Write-offs and disposals
Amortization		(52,965)		(52,966)		(52,275)
Intangible assets, beginning		1,317,957		1,370,923
Intangible assets, ending		1,264,992		1,317,957		1,370,923
Contract renewal
Service Contracts Commitments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		16,158,771				14,390,763
Additions		208		14,950		20,940
Transfer of contract assets		2,855,284		2,307,851		1,382,656
Transfers		(41,133)		(13,827)		(23,645)
Write-offs and disposals		(6,063)		(13,745)		(9,990)
Amortization		(1,096,616)		(1,009,062)		(888,120)
Intangible assets, ending		17,870,451		16,158,771
Intangible assets, beginning		16,158,771		14,872,604		1,494,853	[3]
Intangible assets, ending		17,870,451		16,158,771		14,872,604
Contract renewal
Software License [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning						471,706
Additions		214
Transfer of contract assets		115,811		155,748		70,016
Transfers		6				78,169
Write-offs and disposals
Amortization		(119,361)		(97,639)		(79,266)
Intangible assets, beginning		598,734		540,625
Intangible assets, ending		595,404		598,734		540,625
Contract renewal
Right Of Use Other Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning						70,698
Additions		42,182		140,321		28,549
Transfer of contract assets
Transfers
Write-offs and disposals		(67)		(4,103)
Amortization		(70,916)		(75,041)		(56,571)
Intangible assets, beginning		103,853		42,676
Intangible assets, ending		75,052		103,853		42,676
Contract renewal
Right Of Use Investments [Member]
IfrsStatementLineItems [Line Items]
Additions		26,148
Transfer of contract assets
Transfers
Write-offs and disposals
Amortization
Intangible assets, beginning
Intangible assets, ending		R$ 26,148

[1]	As of December 31, 2022, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 222,572 - R$ 54,356 recognized as concession agreements – equity value and R$ 168,216 recognized as program contracts (R$ 245,681 as of December 31, 2021 – R$ 65,012 recognized as concession agreements – equity value and R$ 180,669 recognized as program contracts).
[2]	As of December 31, 2021, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 245,681 - R$ 65,012 recognized as concession agreements – equity value and R$ 180,669 recognized as program contracts (R$ 269,561 as of December 31, 2020 – R$ 76,454 recognized as concession agreements – equity value and R$ 193,107 recognized as program contracts).
[3]	As of December 31, 2020, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 269,561 - R$ 76,454 recognized as concession agreements – equity value and R$ 193,107 recognized as program contracts (R$ 292,824 as of December 31, 2019 – R$ 87,266 recognized as concession agreements – equity value and R$ 205,558 recognized as program contracts).